Goodwill and Other Intangible Assets (Estimated Aggregate Amortization Expense for Intangible Assets) (Detail) ¥ in Millions	Mar. 31, 2021 JPY (¥)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2022	¥ 102,884
2023	88,057
2024	66,244
2025	48,197
2026	¥ 33,799